Defined Contribution Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Details
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	2.00%
Defined Contribution Plan, Cost Recognized	$ 35,488	$ 18,315